Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2023
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2022 and 2023 consists of the following:

	Millions of yen
	2022	2023
Equity securities *	¥560,643	¥589,312
Trading debt securities	2,503	2,179
Available-for-sale debt securities	2,174,891	2,234,608
Held-to-maturity debt securities	114,312	114,759

Total	¥2,852,349	¥2,940,858

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥151,445 million as of March 31, 2022 and 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥90,993 million as of March 31, 2022 and 2023, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2022 and 2023, and for fiscal 2022 and 2023.

	Millions of yen
	March 31, 2022			Fiscal Year ended March 31, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(208)	¥163

	Millions of yen
	March 31, 2023			Fiscal Year ended March 31, 2023
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(787)	¥1,360

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2022 and 2023 are as follows:
March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

March 31, 2023

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

Summary of rollforward of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for fiscal 2021, 2022 and 2023, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Foreign municipal bond securities	Total
Beginning	¥0	¥0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded*	120	120

Ending	¥120	¥120

*	An increase from the effects of changes in foreign exchange rates of ¥3 million was included in additions to the allowance for credit losses on available-for-sale debt securities for fiscal 2021.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥120	¥0	¥120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	21	21
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥132	¥21	¥153

	Millions of yen
	Fiscal Year ended March 31, 2023
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(21)	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥144	¥0	¥144

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and 2023, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and 2023, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities
The following is a summary of the contractual maturities of
available-for-sale
debt securities and
held-to-maturity
debt securities held as of March 31, 2023:
Available-for-sale
debt securities held as of March 31, 2023

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥75,103	¥75,662
Due after one to five years	305,405	305,832
Due after five to ten years	378,144	364,070
Due after ten years	1,730,206	1,489,044

	¥2,488,858	¥2,234,608

Held-to-maturity
debt securities held as of March 31, 2023

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥28,658	¥32,204
Due after ten years	86,101	97,474

	¥114,759	¥129,678